     As filed with the Securities and Exchange Commission on April 11, 2003

                                            1933 Act Registration No. 333-67552
                                            1940 Act Registration No. 811-10467

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
         Pre-Effective Amendment No.  ___                   [ ]
         Post-Effective Amendment No. 2                     [X]

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                          [X]

         Amendment No. 2                                    [X]

                        (Check appropriate box or boxes.)

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                          11111 Santa Monica Boulevard
                                   Suite 1550
                              Los Angeles, CA 90025
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (310) 231-6117

                                             Copies to:

   TURNER SWAN                               MARK D. PERLOW
   Causeway Capital Management LLC           Kirkpatrick & Lockhart LLP
   11111 Santa Monica Boulevard              Four Embarcadero Center, 10th Floor
   Suite 1550                                San Francisco, CA 94111
   Los Angeles, CA 90025                     Telephone: (415) 249-1070
   (Name and address of agent for service)   Facsimile: (415) 249-1001

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b)

[ ] On ________ pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On ________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        CAUSEWAY CAPITAL MANAGEMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

         -        Cover Sheet

         -        Contents of Registration Statement

         -        Part A - Prospectus/Proxy Statement*

         -        Part B - Statement of Additional Information*

         -        Part C - Other Information

         -        Signature Page

         -        Exhibits

* Previously filed in Registrant's Post-Effective Amendment No. 1, SEC File Nos. 333-67552, 811-10467 on January 28, 2003.

This post-effective amendment is being filed solely for the purpose of filing the Opinion of Counsel regarding the issuance of shares (Exhibit (i)).

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                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Declaration of Trust(1)
(b)  By-Laws(1)
(c) Instruments defining rights of Shareholders - none, see Declaration of Trust
(d)  Investment Advisory Agreement(2)
(e)  Underwriting Agreement(2)
(f)  Bonus or Profit Sharing Contracts -- none
(g)  Custody Agreements(2)
(h)  Other Material Contracts
     (1)  Administration Agreement(2)
     (2)  Shareholder Service Plan and Agreement(2)
(i)  Legal Opinion(4)
(j)  Other Opinions
     (1)  Consent of independent accountants
(k)  Omitted Financial statements - none
(l)  Initial Capital Agreement(2)
(m)  Rule 12b-1 Plan - not applicable
(n)  Rule 18f-3 Plan(2)
(o)  Reserved
(p)  Codes of Ethics(3)

--------------------

(1) Incorporated by reference from Registrant's initial Registration Statement filed on August 15, 2001.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 filed on October 15, 2001.

(3) Incorporated by reference from Post-Effective Amendment No. 1 filed on January 28, 2003.

(4) Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

Article VIII of the Registrant's Declaration of Trust, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any trustee; provided, however, that nothing contained in the Registrant's Declaration of Trust or in the Delaware Business Trust Act shall protect any trustee against any liability to the Registrant or the shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee.

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Article VII, Section 3 of the Registrant's By-Laws also provides that every person who is, or has been, a trustee or officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's By-Laws and other applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

The Investment Adviser, a Delaware limited liability company, is a registered investment adviser. Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, STI Classic Funds, The Arbor Fund, Bishop Street Funds, STI Classic Variable Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, HighMark Funds, Armada Funds, Expedition Funds, Oak Associates Funds, The Nevis Funds, Inc., CNI Charter Funds, The Armada Advantage Funds, Amerindo Funds Inc., iShares Inc., SEI Insurance Products Trust, iShares Trust, Pitcairn Funds, First Focus Funds, Inc., Johnson Family Funds, Inc., The MDL Funds and The Japan Fund, Inc. pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, November 14,
1991, May 29, 1992, January 28, 1993, January 27, 1995, August 18, 1995, April
1, 1996, June 14, 1996, February 15, 1997, March 8, 1997, June 9, 1997, February
27, 1998, June 29, 1998, April 1, 1999, May 1, 1999, July 13, 1999, January 28,
2000, March 29, 2000, April 25, 2000, August 1, 2000, October 1, 2000, November
1, 2000, January 24, 2001 and October 7, 2002, respectively.

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The following table provides information concerning the positions and offices each director or officer of the Distributor holds with the Distributor and the Registrant. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                          Positions and Offices                        Positions and Offices
         Name                             with the Distributor                          with the Registrant
         ----                             ---------------------                        ---------------------
Alfred P. West, Jr.                Director, Chairman of the Board of Directors
Richard B. Lieb                    Director, Executive Vice President
Carmen V. Romeo                    Director
Mark J. Held                       President & Chief Operating Officer
Dennis J. McGonigle                Executive Vice President
Robert M. Silvestri                Chief Financial Officer & Treasurer
Todd Cipperman                     Senior Vice President & General Counsel              Vice President and
                                                                                        Assistant Secretary
Carl A. Guarino                    Senior Vice President
Jack May                           Senior Vice President

Kevin P. Robins                    Senior Vice President
Patrick K. Walsh                   Senior Vice President
Wayne M. Withrow                   Senior Vice President
Robert Aller                       Vice President
John D. Anderson                   Vice President & Managing Director
Timothy D. Barto                   Vice President & Assistant Secretary                 Vice President and
                                                                                        Assistant Secretary
Robert Crudup                      Vice President & Managing Director
Richard A. Deak                    Vice President & Assistant Secretary
Scott W. Dellorfano                Vice President & Managing Director
Barbara Doyne                      Vice President
Jeff Drennen                       Vice President
Scott C. Fanatico                  Vice President & Managing Director
Vic Galef                          Vice President & Managing Director
Steven A. Gardner                  Vice President & Managing Director
Lydia A. Gavalis                   Vice President & Assistant Secretary                 Vice President and
                                                                                        Assistant Secretary
Greg Gettinger                     Vice President & Assistant Secretary
Kathy Heilig                       Vice President
Jeff Jacobs                        Vice President
Bridget Jensen                     Vice President
Samuel King                        Vice President
John Kirk                          Vice President & Managing Director

Kim Kirk                           Vice President & Managing Director
John Krzeminski                    Vice President & Managing Director
Karen LaTourette                   Secretary
Alan H. Lauder                     Vice President
Paul Lonergan                      Vice President & Managing Director
Ellen Marquis                      Vice President
Christine M. McCullough            Vice President & Assistant Secretary                 Vice President and
                                                                                          Assistant Secretary
Carolyn McLaurin                   Vice President & Managing Director
Mark Nagle                         Vice President
Joanne Nelson                      Vice President
Rob Redican                        Vice President
Maria Rinehart                     Vice President
Steve Smith                        Vice President
Daniel Spaventa                    Vice President
Kathryn L. Stanton                 Vice President
Sherry Kajdan Vetterlein           Vice President & Assistant Secretary                 Vice President and
                                                                                          Assistant Secretary
Lori L. White                      Vice President & Assistant Secretary
William E. Zitelli, Jr.            Vice President & Assistant Secretary                 Vice President and
                                                                                          Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian: The Bank of New York, One Wall Street, New York, NY 10286; (b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator: SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (c) With respect to Rules 31a-1(b)(5),
(6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Investment Adviser: Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, CA 90025.

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 11th day of April, 2003.

                                  CAUSEWAY CAPITAL MANAGEMENT TRUST

                                  /s/Turner Swan
                                  --------------
                                  By: Turner Swan
                                  President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   NAME                                  TITLE                          DATE
   ----                                  -----                          ----
/s/Turner Swan                    President &                       April 11, 2003
--------------                    Secretary
Turner Swan

/s/Peter Golden                   Treasurer                         April 11, 2003
---------------
Peter Golden

/s/Gracie V. Fermelia             Trustee &                         April 11, 2003
---------------------             Assistant Secretary
Gracie V. Fermelia

/s/John A.G. Gavin                Trustee                           April 11, 2003
------------------
John A.G. Gavin

/s/Lisa Mazzocco                  Trustee                           April 11, 2003
----------------
Lisa Mazzocco

/s/Eric H. Sussman                Trustee                           April 11, 2003
------------------
Eric H. Sussman

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                                  EXHIBIT INDEX

Exhibit 23(i) - Legal Opinion